Income Taxes (Details) - Schedule of Canadian Non-Capital Losses Carried Forward	Oct. 31, 2023 USD ($)
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	$ 13,176,216
Two Thousand Thirty Seven [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	4,085
Two Thousand Thirty Eight [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	75,465
Two Thousand Thirty Nine [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	73,535
Two Thousand Forty [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	175,671
Two Thousand Forty One [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	1,183,266
Two Thousand Forty Two [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	4,887,566
Two Thousand Forty Three [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Abstract]
Total non-capital losses carried forward	$ 6,775,908